Fair Value Measurements (Details) - Schedule of Fair Value Measurement of FPA - $ / shares		3 Months Ended
	Feb. 02, 2024	Mar. 31, 2024	Dec. 31, 2023
Schedule of Fair Value Measurement of FPA [Abstract]
Risk-free interest rate	4.14%	4.43%
Stock price (in Dollars per share)	$ 4.53	$ 2.75	$ 18
Expected life	2 years 9 months 18 days	2 years 9 months 18 days
Expected volatility of underlying stock	70.00%	70.00%
Dividends	0.00%	0.00%